PROVISIONS (Tables)	6 Months Ended
Jun. 30, 2026
Provisions [abstract]
Schedule of Changes in Taxes, Civil and Labor Provisions	Breakdown of provisions

Description	Return of aircrafts and engines (a)	Tax, civil and labor risks(b)	Post-employment benefit	Total

On December 31, 2025	1,507,285	257,176	10,214	1,774,675

Movements	48,946	239,251	77	288,274
Modifications	21,624	—	—	21,624
Write-offs	(111,746)	(201,221)	—	(312,967)
Interest incurred	116,285	3,201	470	119,956
Foreign currency exchange	(89,258)	—	—	(89,258)

On June 30, 2026 (Unaudited)	1,493,136	298,407	10,761	1,802,304
(a)    Notional discount rate of 17.9% p.a. (17.9% p.a. as of December 31, 2025).

Schedule of Estimates of Probable and Possible Losses
The balances of lawsuits assessed as probable and possible losses are as follows:

	Probable loss		Possible loss
Description	June 30, 2026 (Unaudited)	December 31, 2025	June 30, 2026 (Unaudited)	December 31, 2025

Tax (a)	98,845	91,463	546,188	333,551
Civil	147,000	109,868	355,245	331,275
Labor (b)	52,562	55,845	367,379	257,675

	298,407	257,176	1,268,812	922,501

(a)The change in possible losses arises from a lawsuit involving the right to offset a negative income tax balance.
(b) The change in possible loss arises from claims involving dispersed amounts, and no specific claim warrants separate disclosure.